Financial Assets at FVTPL - Schedule of Financial Assets at FVTPL (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Financial Assets at Fvtpl [Abstract]
Listed equity shares and stock loans	$ 355,647	$ 304,136
Unlisted equity shares	893	898
Movie income right investments	10,838	12,040
Investments held in the Trust Account (note)	152,545	150,110
Total	519,923	467,184
Shown as:
- current assets	7,978	8,039
- non-current assets	511,945	459,145
Total financial assets	$ 519,923	$ 467,184